Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of geographic allocation of total assets and liabilities [Table Text Block]
	Canada	Ghana	Total
	$	$	$
Current assets	47,307	154,876	202,183
Mineral properties, plant and equipment and right‐of‐use assets	514	388,095	388,609
Other non‐current assets	‐	8,259	8,259
Total assets	47,821	551,230	599,051
Current liabilities	43,712	176,868	220,580
Non‐current liabilities	27,148	129,665	156,813
Total liabilities	70,860	306,533	377,393

	Canada	Ghana	Total
December 31, 2024	$	$	$
Current assets	88,190	77,395	165,585
Mineral properties, plant and equipment	111	329,318	329,429
Other non‐current assets	‐	5,339	5,339
Total assets	88,301	412,052	500,353
Current liabilities	33,255	77,560	110,815
Non‐current liabilities	48,300	93,469	141,769
Total liabilities	81,555	171,029	252,584

Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) [Table Text Block]
	Canada	Ghana	Total
	$	$	$
Revenue	‐	447,767	447,767
Realized and unrealized losses on gold hedge	‐	(119,324)	(119,324)
Net revenue	‐	328,443	328,443
Cost of sales:
Production costs	‐	(166,665)	(166,665)
Depreciation and depletion	‐	(62,761)	(62,761)
Royalties	‐	(33,004)	(33,004)
Income from mine operations	‐	66,013	66,013
General and administrative expenses	(22,158)	(3,106)	(25,264)
Exploration and evaluation expenditures	‐	(4,206)	(4,206)
(Loss) income from operations and joint venture	(22,158)	58,701	36,543
Finance income	5,490	566	6,056
Finance expense	(8,214)	(9,572)	(17,786)
Foreign exchange gain	76	5,593	5,669
(Loss) income before income taxes	(24,806)	55,288	30,482
Current income tax expense	‐	(38,259)	(38,259)
Deferred income tax expense	‐	(23,024)	(23,024)
Net (loss) income and comprehensive (loss) income for the year	(24,806)	(5,995)	(30,801)
	Canada	Ghana	Total
	$	$	$
Revenue	‐	231,339	231,339
Realized and unrealized losses on gold hedge derivative instruments	‐	(23,121)	(23,121)
Net revenue	‐	208,218	208,218
Cost of sales
Production costs	‐	(115,769)	(115,769)
Depreciation and depletion	‐	(23,603)	(23,603)
Royalties	‐	(13,957)	(13,957)
Income from mine operations	‐	54,889	54,889
General and administrative expenses	(17,984)	(2,038)	(20,022)
Exploration and evaluation expenditures	‐	(6,142)	(6,142)
Termination of offtake agreement	‐	(13,063)	(13,063)
Share of net income related to joint venture	‐	2,432	2,432
Service fee earned as operators of joint venture	976	‐	976
Gain on derecognition of equity investment in joint venture	1,416	‐	1,416
(Loss) income from operations and joint venture	(15,592)	36,078	20,486
Transaction costs	(2,492)	‐	(2,492)
Finance income	3,926	1,927	5,853
Finance expense	(7,394)	(7,789)	(15,183)
Foreign exchange loss	(87)	(36)	(123)
Net (loss) income and comprehensive (loss) income for the year	(21,639)	30,180	8,541